Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Operating Leases, Rent Expense	$ 1,000	$ 1,000	$ 700
2017, Minimum Payment	895
2018, Minimum Payment	895
2019, Minimum Payment	841
2020, Minimum Payment	245
2021, Minimum Payment	0
Thereafter, Minimum Payment	0
Total, Minimum Payment	$ 2,876